Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 434	$ (49)	$ 52
Amortization of net actuarial gain (loss)	(127)	(150)	(153)
Total recognized in other comprehensive income	181	(202)	(106)
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	11	5	3
Interest cost (1)	392	412	422
Expected return on plan assets (1)	(641)	(652)	(608)
Amortization of net actuarial loss (gain) (1)	131	148	146
Amortization of prior service credit (1)	0	0	0
Settlement loss	134	7	5
Net periodic benefit cost	27	(80)	(32)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	445	33	302
Amortization of net actuarial gain (loss)	(131)	(148)	(146)
Prior service cost (credit) (2)	1	1	0
Amortization of prior service credit	0	0	0
Settlement	(134)	(8)	(5)
Total recognized in other comprehensive income	181	(122)	151
Total recognized in net periodic benefit cost and other comprehensive income	208	(202)	119
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost (1)	21	24	26
Expected return on plan assets (1)	0	0	0
Amortization of net actuarial loss (gain) (1)	14	11	12
Amortization of prior service credit (1)	0	0	0
Settlement loss	2	6	2
Net periodic benefit cost	37	41	40
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(27)	46	9
Amortization of net actuarial gain (loss)	(14)	(11)	(12)
Prior service cost (credit) (2)	0	0	0
Amortization of prior service credit	0	0	0
Settlement	(2)	(6)	(2)
Total recognized in other comprehensive income	(43)	29	(5)
Total recognized in net periodic benefit cost and other comprehensive income	(6)	70	35
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost (1)	21	28	39
Expected return on plan assets (1)	(31)	(30)	(30)
Amortization of net actuarial loss (gain) (1)	(18)	(9)	(5)
Amortization of prior service credit (1)	(10)	(10)	(2)
Settlement loss	0	0	0
Net periodic benefit cost	(38)	(21)	2
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	15	(128)	(82)
Amortization of net actuarial gain (loss)	18	9	5
Prior service cost (credit) (2)	0	0	(177)
Amortization of prior service credit	10	10	2
Settlement	0	0	0
Total recognized in other comprehensive income	43	(109)	(252)
Total recognized in net periodic benefit cost and other comprehensive income	$ 5	$ (130)	$ (250)